John Hancock
International Growth Fund
Quarterly portfolio holdings 6/30/2021

Fund’s investments
As of 6-30-21 (unaudited)
	Shares	Value
Common stocks 98.4%		$13,454,631,028
(Cost $9,284,465,644)
Australia 1.7%		240,028,011
Goodman Group	15,166,970	240,028,011
Austria 0.9%		129,902,367
Erste Group Bank AG	3,533,674	129,902,367
China 16.2%		2,211,653,637
Alibaba Group Holding, Ltd., ADR (A)	1,574,909	357,157,863
ANTA Sports Products, Ltd.	11,746,759	275,704,963
China Resources Mixc Lifestyle Services, Ltd. (B)	12,410,800	85,000,330
ENN Energy Holdings, Ltd.	6,800,852	129,255,265
Huazhu Group, Ltd., ADR (A)	3,690,718	194,906,818
Li Ning Company, Ltd.	13,322,196	162,508,301
Longfor Group Holdings, Ltd. (B)	25,761,886	143,497,735
Tencent Holdings, Ltd.	8,884,569	668,941,501
Trip.com Group, Ltd., ADR (A)	5,490,154	194,680,861
Denmark 4.5%		612,190,227
DSV Panalpina A/S	1,212,585	283,063,382
Novo Nordisk A/S, B Shares	3,931,814	329,126,845
France 11.3%		1,545,442,803
Airbus SE (A)	1,866,473	240,499,810
Edenred (C)	4,351,666	248,117,309
LVMH Moet Hennessy Louis Vuitton SE	451,754	355,374,644
Safran SA	1,834,138	254,546,475
Schneider Electric SE	1,149,937	181,280,860
Worldline SA (A)(B)	2,834,699	265,623,705
Germany 1.7%		226,420,220
Brenntag SE	2,432,737	226,420,220
India 3.7%		506,024,799
Eicher Motors, Ltd. (A)	2,253,374	81,191,194
Housing Development Finance Corp., Ltd.	5,262,501	175,800,070
Infosys, Ltd.	11,777,815	249,033,535
Ireland 3.8%		527,101,355
Accenture PLC, Class A	578,245	170,460,844
Flutter Entertainment PLC (A)	859,139	156,361,673
ICON PLC (A)	968,888	200,278,838
Italy 2.6%		350,764,156
Moncler SpA	2,313,100	156,799,947
Nexi SpA (A)(B)	8,826,500	193,964,209
Japan 8.5%		1,166,241,445
Bandai Namco Holdings, Inc.	2,152,900	149,000,984
Food & Life Companies, Ltd.	3,797,300	163,706,553
Hoya Corp.	1,658,400	219,357,168
Recruit Holdings Company, Ltd.	6,883,800	337,573,274
Sony Group Corp.	3,058,800	296,603,466
Netherlands 7.4%		1,012,258,039
ASML Holding NV	627,779	433,366,918
Koninklijke Philips NV	3,727,084	184,990,339
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands (continued)
NXP Semiconductors NV	1,060,676	$218,202,267
Wolters Kluwer NV	1,748,007	175,698,515
Spain 2.3%		314,372,460
Cellnex Telecom SA (A)(B)	4,928,925	314,372,460
Sweden 5.4%		732,795,661
EQT AB	3,816,312	138,630,555
Sandvik AB (C)	7,413,973	189,572,738
Swedish Match AB	25,456,870	217,099,391
Volvo AB, B Shares (C)	7,779,977	187,492,977
Switzerland 8.4%		1,145,992,514
Julius Baer Group, Ltd.	3,313,748	216,431,597
Kuehne + Nagel International AG	455,496	155,897,741
Nestle SA	3,963,784	494,074,109
Partners Group Holding AG	184,432	279,589,067
Taiwan 9.0%		1,230,348,435
Accton Technology Corp.	17,234,000	204,077,818
MediaTek, Inc.	7,078,364	244,106,175
Taiwan Semiconductor Manufacturing Company, Ltd.	36,315,501	782,164,442
Thailand 0.9%		128,502,962
Kasikornbank PCL	30,530,455	113,112,252
Kasikornbank PCL, NVDR	4,169,900	15,390,710
United Kingdom 9.0%		1,227,681,476
Allfunds Group PLC (A)	4,070,230	70,839,907
AstraZeneca PLC	3,436,273	412,847,778
B&M European Value Retail SA	23,238,387	184,485,860
IHS Markit, Ltd.	1,917,558	216,032,084
Intermediate Capital Group PLC	5,341,659	157,114,860
Prudential PLC	9,795,197	186,360,987
United States 1.1%		146,910,461
Aon PLC, Class A	615,306	146,910,461

	Yield (%)	Shares	Value
Short-term investments 2.9%			$399,859,959
(Cost $399,858,623)
Short-term funds 1.6%			221,159,959
John Hancock Collateral Trust (D)	0.0324(E)	22,105,827	221,159,959

	Par value^	Value
Repurchase agreement 1.3%		178,700,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $102,500,142 on 7-1-21, collateralized by $99,709,927 Federal National Mortgage Association, 2.500% - 3.000% due 10-1-49 to 10-1-50 (valued at $104,550,000)	102,500,000	102,500,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-21 at 0.045% to be repurchased at $76,200,095 on 7-1-21, collateralized by $969,468 Federal Home Loan Mortgage Corp., 3.500% - 4.500% due 3-1-49 to 6-1-49 (valued at $1,071,054), $19,680,259 Federal National Mortgage Association, 3.500% - 4.500% due 2-1-42 to 3-1-49 (valued at $21,918,256), $16,780,326 Government National Mortgage Association, 2.000% - 3.500% due 10-20-26 to 4-20-51 (valued at $17,583,524), $14,282,600 U.S. Treasury Bills, 0.000% due 10-7-21 to 4-21-22 (valued at $14,280,515), $6,335,300 U.S. Treasury Bonds, 1.125% - 6.250% due 8-15-23 to 11-15-46 (valued at $7,369,550) and $14,699,400 U.S. Treasury Notes, 0.125% - 2.375% due 2-15-22 to 6-30-28 (valued $15,501,183)	76,200,000	76,200,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

Total investments (Cost $9,684,324,267) 101.3%	$13,854,490,987
Other assets and liabilities, net (1.3%)	(171,158,353)
Total net assets 100.0%	$13,683,332,634

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21. The value of securities on loan amounted to $203,523,564. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $701,158 in the form of U.S. Treasuries was pledged to the fund.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
The fund had the following sector composition as a percentage of net assets on 6-30-21:
Information technology	21.9%
Consumer discretionary	20.0%
Industrials	18.0%
Financials	11.9%
Health care	9.8%
Communication services	7.2%
Consumer staples	5.2%
Real estate	3.4%
Utilities	1.0%
Short-term investments and other	1.6%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$240,028,011	—	$240,028,011	—
Austria	129,902,367	—	129,902,367	—
China	2,211,653,637	$746,745,542	1,464,908,095	—
Denmark	612,190,227	—	612,190,227	—
France	1,545,442,803	—	1,545,442,803	—
Germany	226,420,220	—	226,420,220	—
India	506,024,799	—	506,024,799	—
Ireland	527,101,355	370,739,682	156,361,673	—
Italy	350,764,156	—	350,764,156	—
Japan	1,166,241,445	—	1,166,241,445	—
Netherlands	1,012,258,039	218,202,267	794,055,772	—
Spain	314,372,460	—	314,372,460	—
Sweden	732,795,661	—	732,795,661	—
Switzerland	1,145,992,514	—	1,145,992,514	—
Taiwan	1,230,348,435	—	1,230,348,435	—
Thailand	128,502,962	—	128,502,962	—
|	5

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United Kingdom	1,227,681,476	$216,032,084	$1,011,649,392	—
United States	146,910,461	146,910,461	—	—
Short-term investments	399,859,959	221,159,959	178,700,000	—
Total investments in securities	$13,854,490,987	$1,919,789,995	$11,934,700,992	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	22,105,827	$190,573,255	$1,027,228,179	$(996,639,179)	$(4,308)	$2,012	$907,109	—	$221,159,959
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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